Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Aug. 26, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,294
2019	2,211
2020	2,161
2021	1,585
Thereafter	2,089
Total	$ 10,340